Document Information	12 Months Ended
Sep. 30, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0000070145
Registrant Name	NATIONAL FUEL GAS COMPANY
Period End Date	Sep. 30, 2023
Reporting Currency	USD